Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares Value
Exchange-Traded Funds – 99 .7%
iShares Core U.S. Aggregate Bond ETF (a) (b) ....................................... 10,763 $ 1,152,717
Simplify Interest Rate Hedge ETF (c) .............................................. 1,340 66,786
Total Exchange-Traded Funds (Cost $ 1,240,229 ) .................................................. 1,219,503
Number of
Contracts Notional Amount
Purchased Options – 0 .4%
Puts – Exchange-Traded – 0 .4%
S&P 500 Index , April Strike Price $ 3,900 , Expires 4/14/22 ............... 1 $ 390,000 215
S&P 500 Index , June Strike Price $ 2,000 , Expires 6/17/22 ............... 1 200,000 153
S&P 500 Index , March Strike Price $ 2,400 , Expires 3/17/23 .............. 1 240,000 2,890
SPDR S&P 500 , May Strike Price $ 350 , Expires 5/20/22 ................ 4 140,000 256
SPDR S&P 500 , September Strike Price $ 210 , Expires 9/16/22 ........... 5 105,000 380
SPDR S&P 500 , December Strike Price $ 225 , Expires 12/16/22 .......... 3 67,500 493
4,387
Total Purchased Options (Cost $ 10,226 ) ........................................................... 4,387
Total Investments – 100.1%
(Cost $ 1,250,455 ) ........................................................................... $ 1,223,890
Liabilities in Excess of Other Assets – ( 0 .1 ) % ....................................................... (989)
Net Assets – 100.0% .......................................................................... $ 1,222,901
Number of
Contracts Notional Amount
Written Options – 0.0%†
Puts – Exchange-Traded – 0.0%†
S&P 500 Index , April Strike Price $ 3,660 , Expires 4/14/22 ............... (1) $ (366,000) $ (125)
SPDR S&P 500 , September Strike Price $ 185 , Expires 9/16/22 ........... (5) (92,500) (270)
(395)
Total Written Options (Premiums Received $ 2,745 ) ................................................... $ (395)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $567,630 and cash in the amount of $851 have been pledged as collateral for options as of March 31, 2022.
(c) Affiliated fund managed by Simplify Asset Management Inc.

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)

At March 31, 2022, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Received (Paid)
by the Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
MSSIJNK1A* 2/20/2024 0.03%(c) Morgan Stanley Capital Services LLC (131,555) $ (9,883)
MSSIQUA1A* 2/20/2024 (0.73)%(c) Morgan Stanley Capital Services LLC 186,876 7,522
$ (2,361)
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
* The following table shows the individual positions and related values of the securities within the MSSIJNK1A basket.
Shares Value % of basket
Common Stocks
Basic Materials
Alcoa Corp. .................................................... (17) $ (1,501) 1.14%
Axalta Coating Systems Ltd. ....................................... (52) (1,272) 0.97%
Chemours Co. (The) ............................................. (44) (1,399) 1.06%
Cleveland-Cliffs, Inc. ............................................. (49) (1,563) 1.19%
U.S. Steel Corp. ................................................ (38) (1,447) 1.10%
(7,182)
Communications
Altice USA, Inc. , Class A .......................................... (111) (1,391) 1.06%
AT&T, Inc. ..................................................... (78) (1,832) 1.39%
Commscope Holding Co., Inc. ..................................... (166) (1,310) 1.00%
Discovery, Inc. , Class C .......................................... (50) (1,254) 0.95%
Dish Network Corp. , Class A ....................................... (43) (1,348) 1.02%
Echostar Corp. , Class A .......................................... (13) (307) 0.23%
Lumen Technologies, Inc. ......................................... (117) (1,317) 1.00%
Nexstar Media Group, Inc. , Class A ................................. (7) (1,289) 0.98%
Paramount Global , Class B ........................................ (37) (1,384) 1.05%
Telephone And Data Systems, Inc. .................................. (21) (400) 0.31%
Viasat, Inc. ..................................................... (26) (1,279) 0.97%
Wayfair, Inc. , Class A ............................................. (11) (1,207) 0.92%
(14,318)
Consumer, Cyclical
Alaska Air Group, Inc. ............................................ (24) (1,405) 1.07%
American Airlines Group, Inc. ...................................... (81) (1,484) 1.13%
Aramark ....................................................... (34) (1,284) 0.98%
Bath & Body Works, Inc. .......................................... (27) (1,295) 0.98%
Caesars Entertainment, Inc. ....................................... (17) (1,331) 1.01%
Carnival Corp. .................................................. (71) (1,440) 1.09%
Copa Holdings SA , Class A ........................................ (16) (1,349) 1.03%
Core & Main, Inc. , Class A ........................................ (20) (491) 0.37%
Delta Air Lines, Inc. .............................................. (38) (1,494) 1.14%
Ford Motor Co. ................................................. (91) (1,534) 1.17%

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Gap, Inc. (The) ................................................. (84) $ (1,186) 0.90%
Hanesbrands, Inc. ............................................... (83) (1,229) 0.93%
Jetblue Airways Corp. ............................................ (90) (1,344) 1.02%
Kohl's Corp. .................................................... (23) (1,381) 1.05%
Lions Gate Entertainment Corp. , Class B ............................. (21) (320) 0.24%
Nordstrom, Inc. ................................................. (50) (1,348) 1.02%
Norwegian Cruise Line Holdings Ltd. ................................ (69) (1,503) 1.14%
Penn National Gaming, Inc. ....................................... (30) (1,263) 0.96%
PVH Corp. ..................................................... (17) (1,279) 0.97%
Qurate Retail, Inc. , Series A ....................................... (248) (1,179) 0.90%
Resideo Technologies, Inc. ........................................ (15) (367) 0.28%
RH ........................................................... (4) (1,178) 0.90%
Royal Caribbean Cruises Ltd. ...................................... (18) (1,530) 1.16%
Sally Beauty Holdings, Inc. ........................................ (18) (282) 0.21%
Southwest Airlines Co. ........................................... (31) (1,435) 1.09%
Thor Industries, Inc. ............................................. (8) (641) 0.49%
Toll Brothers, Inc. ............................................... (24) (1,140) 0.87%
Travel + Leisure Co. ............................................. (22) (1,294) 0.98%
United Airlines Holdings, Inc. ...................................... (33) (1,548) 1.18%
Walgreens Boots Alliance, Inc. ..................................... (28) (1,245) 0.95%
Wynn Resorts Ltd. ............................................... (18) (1,445) 1.10%
(37,244)
Consumer, Non-cyclical
ADT, Inc. ...................................................... (156) (1,187) 0.90%
Brookdale Senior Living, Inc. ...................................... (56) (394) 0.30%
Cardinal Health, Inc. ............................................. (24) (1,345) 1.02%
Clarivate PLC .................................................. (85) (1,429) 1.09%
Coty, Inc. , Class A ............................................... (145) (1,306) 0.99%
Covetrus, Inc. .................................................. (35) (583) 0.44%
Davita, Inc. .................................................... (11) (1,282) 0.97%
ENDO International PLC .......................................... (170) (393) 0.30%
Exact Sciences Corp. ............................................ (21) (1,493) 1.14%
Grocery Outlet Holding Corp. ...................................... (15) (476) 0.36%
Guardant Health, Inc. ............................................ (25) (1,674) 1.27%
Herbalife Nutrition Ltd. ........................................... (37) (1,109) 0.84%
Ionis Pharmaceuticals, Inc. ........................................ (30) (1,125) 0.86%
Jazz Pharmaceuticals PLC ........................................ (8) (1,237) 0.94%
Kroger Co. (The) ................................................ (24) (1,359) 1.03%
Mednax, Inc. ................................................... (13) (311) 0.24%
Nektar Therapeutics , Class A ...................................... (211) (1,136) 0.86%
Nielsen Holdings PLC ............................................ (53) (1,453) 1.11%
Novavax, Inc. ................................................... (17) (1,227) 0.93%
Organon & Co. ................................................. (39) (1,362) 1.04%
Perrigo Co. PLC ................................................ (32) (1,247) 0.95%
Post Holdings, Inc. .............................................. (18) (1,273) 0.97%
Sabre Corp. .................................................... (128) (1,465) 1.11%
TreeHouse Foods, Inc. ........................................... (15) (477) 0.36%
US Foods Holding Corp. .......................................... (35) (1,311) 1.00%

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Viatris, Inc. ..................................................... (129) $ (1,405) 1.07%
(29,059)
Energy
Apa Corp. ..................................................... (35) (1,429) 1.09%
Cheniere Energy, Inc. ............................................ (10) (1,346) 1.02%
Diamondback Energy, Inc. ........................................ (4) (572) 0.43%
Equities Corp. .................................................. (48) (1,649) 1.25%
Kosmos Energy Ltd. ............................................. (71) (507) 0.39%
Marathon Petroleum Corp. ........................................ (19) (1,591) 1.21%
New Fortress Energy, Inc. , Class A .................................. (43) (1,853) 1.41%
Nov, Inc. ...................................................... (64) (1,248) 0.95%
Occidental Petroleum Corp. ....................................... (25) (1,400) 1.06%
PBF Energy, Inc. , Class A ......................................... (15) (375) 0.29%
Sunrun, Inc. .................................................... (43) (1,316) 1.00%
Valero Energy Corp. ............................................. (15) (1,552) 1.18%
(14,838)
Financial
Air Lease Corp. , Class A .......................................... (31) (1,375) 1.05%
Bread Financial Holdings, Inc. ..................................... (21) (1,184) 0.90%
Western Union Co. (The) ......................................... (70) (1,314) 1.00%
(3,873)
Industrial
Berry Global Group, Inc. .......................................... (21) (1,220) 0.93%
Energizer Holdings, Inc. .......................................... (17) (523) 0.40%
FedEx Corp. ................................................... (7) (1,506) 1.14%
Fluor Corp. .................................................... (16) (466) 0.35%
Frontdoor, Inc. .................................................. (17) (509) 0.39%
Gates Industrial Corp. PLC ........................................ (63) (944) 0.72%
General Electric Co. ............................................. (17) (1,558) 1.18%
Hayward Holdings, Inc. ........................................... (26) (425) 0.32%
Mastec, Inc. .................................................... (4) (328) 0.25%
O-I Glass, Inc. , Class I ........................................... (40) (529) 0.40%
Ryder System, Inc. .............................................. (16) (1,241) 0.94%
Silgan Holdings, Inc. ............................................. (10) (463) 0.35%
Spirit Aerosystems Holdings, Inc. , Class A ............................ (28) (1,355) 1.03%
TD Synnex Corp. ................................................ (10) (1,075) 0.82%
Vertiv Holdings Co. , Class A ....................................... (103) (1,447) 1.10%
Westrock Co. ................................................... (28) (1,296) 0.99%
XPO Logistics, Inc. .............................................. (17) (1,261) 0.96%
(16,146)
Technology
Coupa Software, Inc. ............................................. (16) (1,598) 1.22%
Dell Technologies, Inc. , Class C .................................... (24) (1,184) 0.90%
Dxc Technology Co. ............................................. (40) (1,320) 1.00%
NCR Corp. ..................................................... (34) (1,354) 1.03%
Solarwinds Corp. ................................................ (57) (753) 0.57%
Western Digital Corp. ............................................ (28) (1,387) 1.05%

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Technology (continued)
Xerox Holdings Corp. ............................................ (64) $ (1,299) 0.99%
(8,895)
Total ....................................................................... $ (131,555) 100.00%
* The following table shows the individual positions and related values of the securities within the MSSIQUA1A basket.
Shares Value % of basket
Common Stocks
Basic Materials
Diversey Holdings Ltd. ........................................... 235 $ 1,781 0.95%
Ecolab, Inc. .................................................... 10 1,849 0.99%
International Flavors & Fragrances, Inc. .............................. 15 1,915 1.03%
RPM International, Inc. ........................................... 22 1,757 0.94%
7,302
Communications
Discovery, Inc. , Class A ........................................... 35 875 0.47%
Meta Platforms, Inc. , Class A ...................................... 9 2,035 1.09%
Omnicom Group, Inc. ............................................ 11 924 0.49%
Sirius XM Holdings, Inc. .......................................... 282 1,864 1.00%
5,698
Consumer, Cyclical
Autozone, Inc. .................................................. 1 1,867 1.00%
Domino's Pizza, Inc. ............................................. 5 1,834 0.98%
Home Depot, Inc. (The) ........................................... 5 1,601 0.86%
Leslie's, Inc. .................................................... 90 1,751 0.94%
LKQ Corp. ..................................................... 39 1,755 0.94%
Marriott International, Inc. , Class A .................................. 11 1,856 0.99%
Ollie's Bargain Outlet Holdings, Inc. ................................. 43 1,860 0.99%
O'reilly Automotive, Inc. ........................................... 3 1,730 0.93%
Pool Corp. ..................................................... 4 1,641 0.88%
Tempur Sealy International, Inc. .................................... 56 1,558 0.83%
Wyndham Hotels & Resorts, Inc. ................................... 21 1,764 0.94%
Yum! Brands, Inc. ............................................... 15 1,817 0.97%
21,034
Consumer, Non-cyclical
Anthem, Inc. ................................................... 4 1,846 0.99%
Avery Dennison Corp. ............................................ 11 1,829 0.98%
Centene Corp. .................................................. 21 1,728 0.92%
Clorox Co. (The) ................................................ 13 1,870 1.00%
Colgate-Palmolive Co. ........................................... 23 1,765 0.94%
CVS Health Corp. ............................................... 16 1,662 0.89%
Danaher Corp. .................................................. 6 1,903 1.02%
Global Payments, Inc. ............................................ 14 1,871 1.00%
Grand Canyon Education, Inc. ..................................... 19 1,842 0.99%
Hershey Co. (The) ............................................... 8 1,823 0.97%
IQVIA Holdings, Inc. ............................................. 8 1,889 1.01%
J M Smucker Co. (The) ........................................... 14 1,840 0.98%
Johnson & Johnson .............................................. 10 1,768 0.95%
Kraft Heinz Co. (The) ............................................ 46 1,830 0.98%
McKesson Corp. ................................................ 6 1,851 0.99%

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Philip Morris International, Inc. ..................................... 19 $ 1,781 0.95%
Sotera Health Co. ............................................... 92 1,996 1.07%
Stryker Corp. ................................................... 7 1,847 0.99%
Thermo Fisher Scientific, Inc. ...................................... 3 1,885 1.01%
Transunion .................................................... 18 1,843 0.99%
UnitedHealth Group, Inc. .......................................... 4 1,800 0.96%
Verisk Analytics, Inc. , Class A ...................................... 9 1,975 1.06%
40,444
Energy
Kinder Morgan, Inc. .............................................. 101 1,919 1.03%
Oneok, Inc. .................................................... 27 1,931 1.03%
Williams Cos., Inc. (The) .......................................... 57 1,891 1.01%
5,741
Financial
American Express Co. ........................................... 10 1,866 1.00%
AON PLC , Class A .............................................. 6 1,860 0.99%
Arthur J Gallagher & Co. .......................................... 11 1,935 1.04%
Brown & Brown, Inc. ............................................. 27 1,925 1.03%
Cboe Global Markets, Inc. ........................................ 15 1,758 0.94%
Equity Residential ............................................... 20 1,808 0.97%
Erie Indemnity Co. , Class A ....................................... 10 1,828 0.98%
First American Financial Corp. ..................................... 26 1,685 0.90%
Healthpeak Properties, Inc. ........................................ 54 1,848 0.99%
Intercontinental Exchange, Inc. ..................................... 13 1,782 0.95%
MID-America Apartment Communities, Inc. ........................... 9 1,790 0.96%
OMEGA Healthcare Investors, Inc. .................................. 62 1,931 1.03%
Onemain Holdings, Inc. , Class A .................................... 41 1,928 1.03%
Primerica, Inc. .................................................. 14 1,908 1.02%
Progressive Corp. (The) .......................................... 16 1,866 1.00%
ProLogis, Inc. .................................................. 12 1,869 1.00%
Prosperity Bancshares, Inc. ....................................... 25 1,722 0.92%
Rocket Cos., Inc. , Class A ......................................... 171 1,906 1.02%
Synchrony Financial ............................................. 49 1,692 0.91%
Ventas, Inc. .................................................... 30 1,864 1.00%
Western Alliance Bancorp ......................................... 21 1,759 0.94%
38,530
Industrial
Allegion PLC ................................................... 15 1,685 0.90%
Amcor PLC .................................................... 156 1,771 0.95%
Amphenol Corp. , Class A ......................................... 24 1,803 0.97%
Ball Corp. ...................................................... 19 1,743 0.93%
CH Robinson Worldwide, Inc. ...................................... 18 1,921 1.03%
Dover Corp. .................................................... 12 1,811 0.97%
Fortune Brands Home & Security, Inc. ............................... 21 1,548 0.83%
Generac Holdings, Inc. ........................................... 6 1,820 0.97%
Lennox International, Inc. ......................................... 7 1,687 0.90%
Mettler-Toledo International, Inc. .................................... 1 1,829 0.98%
Middleby Corp. (The) ............................................ 11 1,726 0.92%
Nordson Corp. .................................................. 8 1,821 0.98%
Pentair PLC .................................................... 32 1,737 0.93%

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Industrial (continued)
Stanley Black & Decker, Inc. ....................................... 12 $ 1,685 0.90%
Trane Technologies PLC .......................................... 12 1,762 0.94%
Vontier Corp. ................................................... 78 1,983 1.06%
28,332
Technology
Accenture PLC , Class A .......................................... 6 1,874 1.00%
Bentley Systems, Inc. , Class B ..................................... 50 2,193 1.17%
Black Knight, Inc. ............................................... 31 1,800 0.96%
Broadridge Financial Solutions, Inc. ................................. 12 1,870 1.00%
CACI International, Inc. , Class A .................................... 6 1,766 0.95%
Cognizant Technology Solutions Corp. , Class A ........................ 20 1,787 0.96%
Datto Holding Corp. .............................................. 77 2,053 1.10%
Dynatrace, Inc. ................................................. 44 2,090 1.12%
Fidelity National Information Services, Inc. ............................ 19 1,905 1.02%
Fiserv, Inc. ..................................................... 18 1,867 1.00%
Genpact Ltd. ................................................... 42 1,812 0.97%
Intuit, Inc. ...................................................... 4 1,922 1.03%
N-Able, Inc. .................................................... 195 1,777 0.95%
Paychex, Inc. ................................................... 14 1,968 1.05%
Playtika Holding Corp. ............................................ 108 2,081 1.11%
Texas Instruments, Inc. ........................................... 10 1,871 1.00%
Zebra Technologies Corp. , Class A .................................. 5 1,878 1.01%
32,514
Utilities
Alliant Energy Corp. ............................................. 29 1,791 0.96%
Dominion Energy, Inc. ............................................ 22 1,843 0.99%
Eversource Energy .............................................. 21 1,841 0.98%
Xcel Energy, Inc. ................................................ 25 1,806 0.97%
7,281
Total ....................................................................... $ 186,876 100.00%
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning
of the
period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify Interest
Rate Hedge
ETF $ — $ 62,109 $ — $ — $ 4,677 $ 66,786 1,340 $ — $ —

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)

Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 99 .7%
Purchased Options ............................................................................... 0 .4%
Total Investments ................................................................................ 100 .1%
Liabilities in Excess of Other Assets .................................................................. ( 0 .1 ) %
Net Assets ..................................................................................... 100 .0%